Accounts Payable, Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2015
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts Payable, Accrued Expenses And Other Liabilities

13. Accounts payable, accrued expenses and other liabilities

Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Accounts payable and accrued expenses	$417,892	$349,632
Deferred revenue	463,167	391,573
Accrued interest	310,739	318,967
Guarantees (Note 29)	47,380	133,500
Derivative liabilities (Note 12)	21	2,208
	$1,239,199	$1,195,880